Series G Preferred Shares (Details) - shares	Oct. 05, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Preferred Shares, Shares Issued		1,000	9,355,778
Series G Preferred Stock
Subsequent Event [Line Items]
Preferred shares exchanged		9,000
Convertible Preferred Stock, Shares Issued upon Conversion		3,272,728
Subsequent Event [Member] | Series G Preferred Stock
Subsequent Event [Line Items]
Preferred shares exchanged	1,000
Convertible Preferred Stock, Shares Issued upon Conversion	363,636
Preferred Shares, Shares Issued	0